Taxation	12 Months Ended
Mar. 31, 2018
Taxation [Abstract]
Taxation

9. Taxation

Current and deferred income tax

What critical judgements and estimates do we make in accounting for taxation?

We seek to pay tax in accordance with the laws of the countries where we do business. However, in some areas these laws are unclear, and it can take many years to agree an outcome with a tax authority or through litigation. We estimate our tax on country-by-country and issue-by-issue bases. Our key uncertainties are whether EE’s tax losses will be available to us, whether our intra-group trading model will be accepted by a particular tax authority and whether intra-group payments are subject to withholding taxes. We provide for the most likely outcome where an outflow is probable, but the agreed amount can differ materially from our estimates. Approximately 80% by value of the provisions are under active tax authority examination and are therefore likely to be re-estimated or resolved in the coming 12 months. £240m (2016/17: £281m) is included in current tax liabilities in relation to these uncertainties.

Under a downside case an additional amount of £471m could be required, of which £382m would relate to EE losses. This amount is not provided as we don’t consider this outcome to be probable.

Deciding whether to recognise deferred tax assets is judgemental. We only recognise them when we consider it is probable that they can be recovered. In making this judgement we consider evidence such as historical financial performance, future financial plans and trends, the duration of existing customer contracts and whether our intra-group pricing model has been agreed by the relevant tax authority.

The value of the group’s income tax assets and liabilities is disclosed on the Group balance sheet on page 108. The value of the group’s deferred tax assets and liabilities, including the deferred tax asset recognised in respect of EE Limited’s historical tax losses, is disclosed below.

Analysis of our taxation expense for the year

Year ended 31 March	2018 £m	2017 £m	2016 £m

United Kingdom
Corporation tax at 19% (2016/17: 20%, 2015/16: 20%)	(614)	(594)	(684)
Adjustments in respect of earlier years	37	33	59
Non-UK taxation
Current	(66)	(109)	(80)
Adjustments in respect of earlier years	23	–	29
Total current tax expense	(620)	(670)	(676)
Deferred taxation
Origination and reversal of temporary differences	46	96	70
Adjustments in respect of earlier years	(57)	26	2
Impact of change in UK corporation tax rate to 17% (2016/17: 17%, 2015/16: 19%)	–	63	96
Remeasurement of temporary differences	11	–	–
Total deferred taxation credit	–	185	168
Total taxation expense	(620)	(485)	(508)

Factors affecting our taxation expense for the year

The taxation expense on the profit for the year differs from the amount computed by applying the UK corporation tax rate to the profit before taxation as a result of the following factors:

Year ended 31 March	2018 £m	2017 £m	2016 £m

Profit before taxation	2,804	2,551	3,241
Expected taxation expense at UK rate of 19% (2016/17: 20%, 2015/16: 20%)	(533)	(510)	(648)
Effects of:
(Higher) lower taxes on non-UK profits	(8)	(29)	4
Net permanent differences between tax and accounting[a]	(100)	(183)	(12)
Adjustments in respect of earlier years[b]	3	59	90
Prior year non-UK losses used against current year profits	16	120	9
Non-UK losses not recognised[c]	(9)	(8)	(34)
Other deferred tax assets not recognised	–	–	6
Lower taxes on profit on disposal of business	–	3	–
Re-measurement of deferred tax balances	11	63	96
Other non-recurring items	–	–	(19)
Total taxation expense	(620)	(485)	(508)
Exclude specific items (note 8)	(87)	(217)	(166)
Total taxation expense before specific items	(707)	(702)	(674)

[a]

Includes income that is not taxable or UK income taxable at a different rate, and expenses for which no tax relief is received. Examples include some types of depreciation and amortisation and the benefit of R&D tax incentives.

[b]	Reflects the differences between initial accounting estimates and tax returns submitted to tax authorities, including the release and establishment of provisions for uncertain tax positions.
[c]	Reflects losses made in countries where it has not been considered appropriate to recognise a deferred tax asset, as future taxable profits are not probable.

Tax components of other comprehensive income

Year ended 31 March	2018 Tax credit (expense) £m	2017 Tax credit (expense) £m	2016 Tax credit (expense) £m

Tax on items that will not be reclassified to the income statement
Pension remeasurements	(346)	416	(240)
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(9)	21	38
Fair value movements on cash flow hedges
– net fair value gains or losses	57	(131)	(72)
– recognised in income and expense	(47)	139	39
	(345)	445	(235)
Current tax credit[a]	203	122	231
Deferred tax (expense) credit	(548)	323	(466)
	(345)	445	(235)

[a]	Includes £212m (2016/17: £110m, 2015/16: £217m) relating to cash contributions made to reduce retirement benefit obligations.

Tax (expense) credit recognised directly in equity

Year ended 31 March	2018 £m	2017 £m	2016 £m

Tax (expense) credit relating to share-based payments	(2)	(6)	12

Deferred taxation

	Fixed asset temporary differences £m	Retirement benefit obligations £m [a]	Share- based payments £m	Tax losses £m	Other £m	Jurisdictional offset £m	Total £m

At 1 April 2016	1,618	(1,149)	(54)	(325)	(75)	–	15
(Credit) expense recognised in the income statement	(181)	(82)	14	65	(1)	–	(185)
(Credit) expense recognised in other comprehensive income	(5)	(306)	–	(3)	(9)	–	(323)
Expense recognised in equity	–	–	23	–	–	–	23
Exchange differences	–	–	–	(7)	–	–	(7)
At 31 March 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Non-current
Deferred tax asset	(117)	(1,537)	(17)	(270)	(96)	320	(1,717)
Deferred tax liability	1,549	–	–	–	11	(320)	1,240
At 1 April 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Expense (credit) recognised in the income statement	11	(104)	4	89	–	–	–
Expense (credit) recognised in other comprehensive income	–	558	–	–	(10)	–	548
Expense recognised in equity	–	–	6	–	–	–	6
Exchange differences	–	–	–	(2)	5	–	3
Transfer to current tax	17	–	–	–	–	–	17
At 31 March 2018	1,460	(1,083)	(7)	(183)	(90)	–	97
Non-current
Deferred tax asset	(41)	(1,083)	(7)	(183)	(90)	161	(1,243)
Deferred tax liability	1,501	–	–	–	–	(161)	1,340
At 31 March 2018	1,460	(1,083)	(7)	(183)	(90)	–	97

[a]	Includes a deferred tax asset of £2m (2016/17: £2m) arising on contributions payable to defined contribution pension plans.

The majority of the deferred tax assets and liabilities noted above are anticipated to be realised after more than 12 months.

We’ve recognised a deferred tax asset at 31 March 2018 of £92m in respect of EE Limited’s historical tax losses. We expect to be able to utilise these against future taxable profits in EE Limited. If EE Limited’s business had been subject to a major change in the nature or conduct of trade on or before 5 February 2018, these losses would have been forfeited and a current tax liability of £382m would have been created. We do not consider it probable that major change arose.

Deferred tax balances for which there is a right of offset within the same jurisdiction are presented net on the face of the group balance sheet as permitted by IAS 12, with the exception of deferred tax related to our pension schemes which is disclosed within deferred tax assets.

What factors affect our future tax charges?

The rate of UK corporation tax will change from 19% to 17% on 1 April 2020. As deferred tax assets and liabilities are measured at the rates that are expected to apply in the periods of the reversal, deferred tax balances at 31 March 2018 have been calculated at the rate at which the relevant balance is expected to be recovered or settled. The impact of the reduction in rate was recognised as a deferred tax credit specific item of £63m in the 2016/17 income statement and as a deferred tax expense in reserves.

What are our unrecognised tax losses and other temporary differences?

At 31 March 2018 we had operating losses and other temporary differences carried forward in respect of which no deferred tax assets were recognised amounting to £4.1bn (2016/17: £4.4bn). Our other temporary differences have no expiry date restrictions. The expiry date of operating losses carried forward is dependent upon the tax law of the various territories in which the losses arose. A summary of expiry dates for losses in respect of which restrictions apply is set out below:

At 31 March 2018	£m	Expiry

Restricted losses
Europe	14	2019–2027
Americas	204	2019-2037
Other	2	2019–2027
Total restricted losses	220
Unrestricted operating losses	3,784	No expiry
Other temporary differences	77	No expiry
Total	4,081

At 31 March 2018 we had UK capital losses carried forward in respect of which no deferred tax assets were recognised amounting to £16.9bn (2016/17: £17.0bn). These losses have no expiry date, but we consider the future utilisation of these losses to be remote.

At 31 March 2018 the undistributed earnings of non-UK subsidiaries were £2.4bn (2016/17: £3.5bn). No deferred tax liabilities have been recognised in respect of these unremitted earnings because the group is in a position to control the timing of any dividends from subsidiaries and hence any tax consequences that may arise. Under current tax rules, tax of £23.0m (2016/17: £26.2m) would arise if these earnings were to be repatriated to the UK. On 29 March 2017, the UK Government notified the EU of its intention to withdraw membership from the EU. Depending on the outcome of negotiations we could cease to benefit from the EU Parent Subsidiary directive on dividends paid by our EU subsidiaries. In this event, additional tax of up to £23.9m could arise if the undistributed earnings of EU subsidiaries of £940m were to be repatriated to the UK.